Financial Instruments (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Interest income on financial assets not at fair value through profit or loss	$ 434	$ 605	$ 743
Interest income on financial assets classified at fair value through profit or loss	539	2,451	3,494
Total interest income	973	3,056	4,237
Interest expense on financial liabilities not at fair value through profit or loss	3,509	7,747	3,701
Interest expense on financial liabilities classified at fair value through profit or loss	1,195	7,720	13,793
Total interest expense	4,704	15,467	17,494
Dividend income on financial assets at fair value through profit or loss	0	0	0
Dividend income on financial assets classified as available for sale, other	0	6	7
Net gain on financial assets at fair value through profit or loss	$ 6,825	$ 1,240	$ 2,829